Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	QUHUO Ltd
Entity Central Index Key	0001781193
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
Entity Address, Country	CN
ICFR Auditor Attestation Flag	false
Entity Interactive Data Current	Yes
ADR [Member]
Document Information [Line Items]
Title of 12(b) Security	American depositary shares
Trading Symbol	QH
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares
No Trading Symbol Flag	true
Security Exchange Name	NONE
Entity Common Stock, Shares Outstanding	46,097,880
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	6,296,630